Investment Objectives and Goals	Jul. 29, 2025
KraneShares CSI China Internet ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares CSI China Internet ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The KraneShares CSI China Internet ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of a specific foreign equity securities index. The Fund’s current index is the CSI Overseas China Internet Index (the “Underlying Index”).

KraneShares Global Humanoid and Embodied Intelligence Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares Global Humanoid and Embodied Intelligence Index ETF (formerly, KraneShares Asia Robotics and Artificial Intelligence Index ETF)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The KraneShares Global Humanoid and Embodied Intelligence Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of a specific equity securities index. The Fund’s current index is the MerQube Global Humanoid and Embodied Intelligence Index (the “Underlying Index”).

KraneShares Bosera MSCI China A 50 Connect Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares Bosera MSCI China A 50 Connect Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The KraneShares Bosera MSCI China A 50 Connect Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the price and yield performance of a specific foreign equity securities index. The Fund’s current index is the MSCI China A 50 Connect Index (USD) (the “Underlying Index”).

KraneShares Asia Pacific High Income USD Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares Asia Pacific High Income USD Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The KraneShares Asia Pacific High Income USD Bond ETF (the “Fund”) seeks to provide a total return that, before fees and expenses, exceeds that of the JP Morgan Asia Credit Index (JACI) Non-Investment Grade Corporate Index (the “Underlying Index”) over a complete market cycle.

KraneShares Electric Vehicles and Future Mobility Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares Electric Vehicles and Future Mobility Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The KraneShares Electric Vehicles and Future Mobility Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of a specific equity securities index. The Fund’s current index is the Bloomberg Electric Vehicles Index (the “Underlying Index”).

KraneShares Emerging Markets Consumer Technology Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares Emerging Markets Consumer Technology Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The KraneShares Emerging Markets Consumer Technology Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the price and yield performance of a specific foreign equity securities index. The Fund’s current index is the Solactive Emerging Markets Consumer Technology Index (the “Underlying Index”).

KraneShares MSCI All China Health Care Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares MSCI All China Health Care Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The KraneShares MSCI All China Health Care Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the price and yield performance of a specific foreign equity securities index. The Fund’s current index is the MSCI China All Shares Health Care 10/40 Index (the “Underlying Index”).

KraneShares MSCI China A Hedged Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares MSCI China A Hedged Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The KraneShares MSCI China A Hedged Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the price and yield performance of a specific equity securities index. The Fund’s current index is the MSCI China A 100% Hedged to USD Index (the “Underlying Index”).

KraneShares MSCI China Clean Technology Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares MSCI China Clean Technology Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The KraneShares MSCI China Clean Technology Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of a specific foreign equity securities index. The Fund’s current index is the MSCI China IMI Environment 10/40 Index (the “Underlying Index”).

KraneShares MSCI Emerging Markets ex China Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares MSCI Emerging Markets ex China Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The KraneShares MSCI Emerging Markets ex China Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of a specific equity securities index. The Fund’s current index is the MSCI Emerging Markets ex China Index (the “Underlying Index”).

KraneShares MSCI One Belt One Road Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares MSCI One Belt One Road Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The KraneShares MSCI One Belt One Road Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the price and yield performance of a specific foreign equity securities index. The Fund’s current index is the MSCI Global China Infrastructure Exposure Index (the “Underlying Index”).

KraneShares SSE STAR Market 50 Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares SSE STAR Market 50 Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The KraneShares SSE STAR Market 50 Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of a specific equity securities index. The Fund’s current index is the SSE Science and Technology Innovation Board 50 Index (the “Underlying Index”).

KraneShares Hang Seng TECH Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares Hang Seng TECH Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The KraneShares Hang Seng TECH Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the price and yield performance of a specific foreign equity securities index. The Fund’s current index is the Hang Seng TECH Index (the “Underlying Index”).

KraneShares KWEB Covered Call Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares KWEB Covered Call Strategy ETF (formerly, Kraneshares China Internet and Covered Call Strategy ETF)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The KraneShares KWEB Covered Call Strategy ETF (the “Fund”) seeks to provide current income.
KraneShares Global Luxury Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares Global Luxury Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of a specific equity securities index. The Fund’s current index is the Solactive Global Luxury Select Index (the “Underlying Index”).

KraneShares Global EM Revenue Leaders Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares Global EM Revenue Leaders Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investment results that, before fees and expenses, track the performance of the Morningstar® Developed Markets China and Emerging Markets Revenue Exposure Index (the “Underlying Index”).

KraneShares Value Line(R) Dynamic Dividend Equity Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares Value Line® Dynamic Dividend Equity Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The KraneShares Value Line® Dynamic Dividend Equity Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the price and yield performance of a specific equity securities index. The Fund’s current index is the Value Line® Dynamic Dividend Equity Index (the “Underlying Index”).

KraneShares Mount Lucas Managed Futures Index Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares Mount Lucas Managed Futures Index Strategy ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The KraneShares Mount Lucas Managed Futures Index Strategy ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the price performance of the KFA MLM Index (“Index”).

KraneShares Global Carbon Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares Global Carbon Strategy ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The KraneShares Global Carbon Strategy ETF (the “Fund”) seeks to provide a total return that, before fees and expenses, tracks the performance of the S&P Global Carbon Credit Index (the “Index”), which is an index comprised of futures contracts on emission allowances issued by various “cap and trade” regulatory regimes that seek to reduce greenhouse gas emissions over time in an effort to curb climate change.

KraneShares European Carbon Allowance Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares European Carbon Allowance Strategy ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The KraneShares European Carbon Allowance Strategy ETF (the “Fund”) seeks to provide a total return that, before fees and expenses, tracks the performance of the S&P Carbon Credit EUA Index (the “Index”), which is an index comprised of futures contracts on emission allowances issued by a “cap and trade” regulatory regime that seeks to reduce greenhouse gas emissions over time in an effort to curb climate change.

KraneShares California Carbon Allowance Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares California Carbon Allowance Strategy ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The KraneShares California Carbon Allowance Strategy ETF (the “Fund”) seeks to provide a total return that, before fees and expenses, tracks the performance of the S&P Carbon Credit CCA Index (the “Index”), which is an index comprised of futures contracts on emission allowances issued by a “cap and trade” regulatory regime that seeks to reduce greenhouse gas emissions over time in an effort to curb climate change.

KraneShares Eastern US Carbon Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares Eastern US Carbon Strategy ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The KraneShares Eastern US Carbon Strategy ETF (the “Fund”) seeks to provide a total return that, before fees and expenses, tracks the performance of the S&P RGGI Index (the “Index”), which is an index comprised of futures contracts on emission allowances issued by a “cap and trade” regulatory regime that seeks to reduce greenhouse gas emissions over time in an effort to curb climate change.

KraneShares Hedgeye Hedged Equity Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares Hedgeye Hedged Equity Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of a specific equity securities index. The Fund’s current index is the Hedgeye Hedged Equity Index (the “Underlying Index”).

KraneShares Artificial Intelligence and Technology ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares Artificial Intelligence and Technology ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks growth of capital.
KraneShares Sustainable Ultra Short Duration Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares Sustainable Ultra Short Duration Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of a specific fixed income securities index. The Fund’s current index is the Solactive ISS Sustainable Select 0-1 Year USD Corporate IG Index (the “Underlying Index”).

KraneShares China Alpha Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares China Alpha Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of a specific equity securities index. The Fund’s current index is the Qi China Alpha Index (the “Underlying Index”).

KraneShares Man Buyout Beta Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares Man Buyout Beta Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The KraneShares Man Buyout Beta Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the price and yield performance of a specific equity securities index. The Fund’s current index is the Man Buyout Beta Index (the “Underlying Index”).

Quadratic Interest Rate Volatility and Inflation Hedge ETF
Prospectus [Line Items]
Risk/Return [Heading]	Quadratic Interest Rate Volatility and Inflation Hedge ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Quadratic Interest Rate Volatility and Inflation Hedge ETF (the “Fund”) is a fixed income ETF that seeks to hedge relative interest rate movements, whether these movements arise from falling short-term interest rates or rising long-term interest rates, and to benefit from market stress when fixed income volatility increases, while providing the potential for enhanced inflation-protected income.

Quadratic Deflation ETF
Prospectus [Line Items]
Risk/Return [Heading]	Quadratic Deflation ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Quadratic Deflation ETF (the “Fund”) seeks to benefit from lower growth, deflation, lower or negative long-term interest rates, and/or a reduction in the spread between shorter and longer term interest rates by investing in U.S. Treasuries and options.

KraneShares 2x Long BABA Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares 2x Long BABA Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the ADR of Alibaba Group Holding Limited (NYSE: BABA).
KraneShares 2x Long PDD Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares 2x Long PDD Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the ADR of PDD Holdings Inc. (NASDAQ: PDD).
KraneShares 100% KWEB Defined Outcome January 2027 ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares 100% KWEB Defined Outcome January 2027 ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the total return of the KraneShares CSI China Internet ETF (“Underlying ETF”) of increases of up to 20.01% of the Underlying ETF (prior to taking into account any fees or expenses) (“Cap”) while providing a Buffer against 100% of decreases in the total return of the Underlying ETF (prior to taking into account any fees or expenses) (“Buffer”), over the period from January 27, 2025 to January 15, 2027 (the “ Outcome Period”).

KraneShares 90% KWEB Defined Outcome January 2027 ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares 90% KWEB Defined Outcome January 2027 ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the total return of the KraneShares CSI China Internet ETF (“Underlying ETF”) of increases of up to 40.01% of the Underlying ETF (prior to taking into account any fees or expenses) (“Cap”) while providing a Buffer against 90% of decreases in the total return of the Underlying ETF (prior to taking into account any fees or expenses) (“Buffer”), over the period from January 27, 2025 to January 15, 2027 (the “Outcome Period”).